Fair Value of Financial Instruments (Details) - Schedule of fair value of the warrant liabilities is estimated using the Black- Scholes option pricing model - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected volatility			55.00%
Risk-free interest rate	3.90%	3.30%	1.12%
Expected life (in years)	6 years	6 years 14 days	6 years 7 months 9 days
Expected dividend yield		0.00%	0.00%
Fair value of Series C convertible preferred stock (in Dollars per share)		$ 1,820	$ 460
Minimum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected volatility	65.00%	70.00%
Risk-free interest rate	3.88%	4.22%
Expected life (in years)	2 years 1 month 6 days	2 years 4 months 24 days	3 years 4 months 24 days
Maximum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected volatility	69.00%	76.00%
Risk-free interest rate	4.03%	4.34%
Expected life (in years)	2 years 8 months 12 days	3 years	3 years 10 months 24 days